Consolidated Statements of Comprehensive Loss - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Statement of Comprehensive Income [Abstract]
Net loss	$ 14,058,641	$ 9,849,964
Other comprehensive (loss)/income components:
Foreign currency translation	(429,477)	113,176
Total other comprehensive (loss)/income	(429,477)	113,176
Comprehensive loss	$ 14,488,118	$ 9,736,788